Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Disclosures
Short-term employee benefits	€ 4,657	€ 3,607
Termination remuneration	52	619
Post-employment benefits	45	27
Share-based payment award remuneration	7,364	19,910
Success fees and JSOP	(4,568)	9,872
Total	€ 7,550	€ 34,035